Trade and Other Payables (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Supply and manufacturing fees payable	$ 65,979	$ 183,298
Other consulting and advisory services	51,658	71,938
Legal and intellectual property (“IP”) advisory fees payable	40,532	1,233,070
Research and development services	31,687	50,088
Other payables	65,116	30,896
Total	$ 254,972	$ 1,569,290